Income Taxes - Tabular Reconciliation of Total Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at January 1	$ 521.0	$ 558.6	$ 619.4
Increases related to prior periods	68.7	25.0	11.5
Decreases related to prior periods	(206.2)	(78.2)	(12.7)
Increases related to current period	8.7	19.0	7.3
Decreases related to settlements with taxing authorities		(2.0)	(65.1)
Decreases related to lapse of statute of limitations	(0.3)	(1.4)	(1.8)
Balance at December 31	391.9	521.0	558.6
Amounts impacting effective tax rate, if recognized balance at December 31	$ 251.6	$ 360.1	$ 426.4